Property, Plant and Equipment (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 11,300,797	¥ 11,646,390
Additions	294,240	114,619
Disposals	(52,132)	(70,605)
Reclassification	0	0
Transferred from construction in progress	1,550,313	1,123,620
Transferred from investment properties		6,924
Acquisition of subsidiary	275,715
Transferred to investment properties	(15,302)	(12,347)
Charge for the year	(1,553,039)	(1,507,804)	¥ (1,550,924)
Impairment loss	(87,570)		(58,652)
Closing net book amount	11,713,022	11,300,797	11,646,390
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	974,620	1,033,230
Additions	707	0
Disposals	(7,020)	(4,114)
Reclassification	22,878	16,395
Transferred from construction in progress	24,199	26,655
Transferred from investment properties		6,924
Acquisition of subsidiary	124,849
Transferred to investment properties	(15,302)	(12,347)
Charge for the year	(91,070)	(92,123)
Impairment loss	(3,007)
Closing net book amount	1,030,854	974,620	1,033,230
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	9,895,144	10,286,523
Additions	228,153	99,041
Disposals	(42,246)	(60,503)
Reclassification	(25,571)	(82,604)
Transferred from construction in progress	1,440,695	999,412
Transferred from investment properties		0
Acquisition of subsidiary	146,172
Transferred to investment properties	0	0
Charge for the year	(1,367,861)	(1,346,725)
Impairment loss	(84,035)
Closing net book amount	10,190,451	9,895,144	10,286,523
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	431,033	326,637
Additions	65,380	15,578
Disposals	(2,866)	(5,988)
Reclassification	2,693	66,209
Transferred from construction in progress	85,419	97,553
Transferred from investment properties		0
Acquisition of subsidiary	4,694
Transferred to investment properties	0	0
Charge for the year	(94,108)	(68,956)
Impairment loss	(528)
Closing net book amount	¥ 491,717	¥ 431,033	¥ 326,637